Change of presentation of expenses - change in the statement of income (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of voluntary change in accounting policy [line items]
Net sales	kr 802,879		kr 874
Research and development expenses	(414,749)	kr (357,485)	(241,371)
Marketing and selling expenses	(515,190)	(179,603)	(38,964)
Administrative expenses	(259,469)		(102,760)
Other operating income/expenses		(6,085)	2,501
Operating loss	(421,943)	(524,456)	(379,720)
Net financial income/(expenses)		11,083	(56,431)
Loss before income tax	(409,417)	(513,373)	(436,151)
Income tax	2,851	(3,836)	360
Loss for the year	kr (412,268)	(509,537)	(436,511)
Previously reported
Disclosure of voluntary change in accounting policy [line items]
Net sales		229,347	874
Research and development expenses		(357,485)	(241,371)
Administrative expenses		(390,232)	(141,724)
Other operating income/expenses		(6,085)	2,501
Operating loss		(524,456)	(379,720)
Net financial income/(expenses)		11,083	(56,431)
Loss before income tax		(513,373)	(436,151)
Income tax		(3,836)	360
Loss for the year		(509,537)	(436,511)
Re-classification
Disclosure of voluntary change in accounting policy [line items]
Marketing and selling expenses		(179,603)	(38,964)
Administrative expenses		kr 179,603	kr 38,964